NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Calculating Diluted Earnings Per Share

The following table sets forth securities outstanding that could potentially dilute the calculation of diluted earnings per share:

	Three and Nine Months Ended September 30,
	2025	2024
Offering Common Stock Warrants	123,454,232	185,642
Offering Pre-Funded Warrants	31,660,075	859,315
Offering Placement Agent Warrants	3,361,344	417,770
Junior Note Warrants	859,315	335,210
Public Warrants	417,770	19,892
Pre-Funded Warrants	—	837,116
June 2023 Senior Note Warrants	335,210	—
August 2024 Warrants Issued with Junior Notes	19,892	—
Stock options outstanding	41,068	—
Unvested restricted stock units	1,612	6,620
If-converted Common Stock from Series A Preferred Stock(1)	109,445	119,445
If-converted Common Stock from convertible notes	37,551,994	32,932,138
Total	197,811,957	35,713,148

(1)
Assumed that all shares of Series A Preferred Stock were converted into Common Stock at a conversion rate equal to $0.25 divided by $5.00, representing the maximum number of shares issuable to holders of Series A Preferred Stock.
The following table sets forth securities outstanding that could potentially dilute the calculation of diluted earnings per share:

	Year ended December 31,
	2024	2023
Stock options outstanding	218,430	188,865
Junior Note Warrants	859,315	550,000
Public Warrants	417,770	417,770
June 2023 Senior Note Warrants	335,210	335,210
Pre-Funded Warrants	837,116	—
August 2024 Warrants Issued with Junior Notes	19,892	—
Unvested restricted stock units	4,562	22,213
If-converted Common Stock from Series A Preferred Stock(1)	119,445	151,945
If-converted Common Stock from convertible notes	16,657,280	335,661
Total	19,469,020	2,001,664

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(1)
Assumes that all shares of Series A Preferred Stock are converted into Common Stock at a conversion rate equal to $0.25 divided by $5.00 (adjusted by the Reverse Stock Split), representing the maximum number of shares issuable to holders of Series A Preferred Stock.